Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information
Note 14. Supplemental cash flow information

The following tables provides a reconciliation of cash, cash equivalents
and restricted
cash
reported in the condensed consolidated balance sheets as March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Cash and cash equivalents	$166,693	$130,501
Restricted cash	—	110
Restricted cash included in restricted cash and other assets	1,378	1,127

Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$168,071	$131,738

The following table provides supplemental cash flow information for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Cash paid for interest	$38	$35

Cash paid for taxes	$—	$—

The following table provides supplemental disclosures of noncash investing and financing activities for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Purchases of property and equipment included within accounts payable and accrued expenses and other current liabilities	$11,308	$12,764

Unpaid deferred transaction costs included within accounts payable and accrued expenses	$4,050	$55

Property and equipment acquired through capital lease obligations	$558	$386

Asset retirement obligations associated with deployed equipment	$165	$208

Conversion of convertible notes to Series E Preferred Stock	$—	$42,784

Starry, Inc [Member]
Supplemental Cash Flow Information
Note 14. Supplemental cash flow information
The following tables provides a reconciliation of cash, cash equivalents and restricted cash reported in the balance sheets as of December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Cash and cash equivalents	$29,384	$25,594
Restricted cash	—	110
Restricted cash included in restricted cash and other assets	1,378	1,127

Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$30,762	$26,831

The following table provides supplemental cash flow information for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Cash paid for interest	$132	$136

Cash paid for taxes	$—	$—

The following table provides supplemental disclosures of noncash investing and financing activities for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Purchases of property and equipment included within accounts payable and accrued expenses and other current liabilities	$10,991	$8,036

Unpaid deferred transaction costs included within accounts payable and accrued expenses	$4,250	$—

Property and equipment acquired through capital lease obligations	$1,399	$424

Asset retirement obligations associated with deployed equipment	$783	$582

Conversion of convertible notes to Series E Preferred Stock	$45,584	$—